Fair value of financial instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair value of financial instruments

8. Fair value of financial instruments

As of March 31, 2013 and December 31, 2012, the Company measured its financial assets and liabilities under the amended ASC Topic 820, Fair Value Measurements and Disclosures of the Accounting Standards Codification, which defines fair value as the price that would be received to sell an asset or paid to transfer a liability (i.e., exit price) in an orderly transaction between market participants at the measurement date. It also establishes a three-level valuation hierarchy for disclosures of fair value measurement as follows:

Level 1 — quoted prices in active markets for identical assets or liabilities;

Level 2 — other significant observable inputs for the assets or liabilities through corroborations with market data at the measurement date; and

Level 3 — significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

Private placement warrants liability

As of March 31, 2013 and December 31, 2012, the Company’s Private Placement Warrants were measured at fair value under ASC Topic 820, Fair Value Measurements and Disclosures of the Accounting Standards Codification. The Company’s liability for the Private Placement Warrants is measured at fair value based on unobservable inputs, and thus is considered a Level 3 financial instrument. The Company analyzes financial instruments with features of both liabilities and equity under ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging.

As of March 31, 2013 and December 31, 2012, the Company estimated the fair value of its Private Placement Warrants with a publicly traded stock pricing approach using the Black-Scholes option pricing model. The inputs of the Black-Scholes option pricing model included the following as of:

	March 31, 2013	December 31, 2012
Market value of the Company’s common stock	$26.05	$16.18
Exercise price	$13.00	$13.00
Risk-free interest rate	0.38%	0.42%
Estimated price volatility	45%	45%
Marketability discount	15%	15%
Contractual term	3.08 years	3.33 years
Dividend yield	0.0%	0.0%

The market value of the Company’s common stock was based on its closing price on March 31, 2013 and December 31, 2012, the date of each valuation. The volatility factor noted above represented the upper end of the range of implied volatility of publicly traded call options of benchmark companies. The resulting warrant valuations as of March 31, 2013 and December 31, 2012, were discounted by 15%, reflecting the fact that the Private Placement Warrants are not directly traded and are burdened by a lack of marketability. If all other assumptions are held constant, the recorded liability of the Private Placement Warrants would increase or decrease by approximately $706,000 due to a 10% change in the value of these warrants based on the Black-Scholes option pricing model.

The following table summarizes fair value measurement by level as of March 31, 2013, for the Company’s level 3 financial liability measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3
Private placement warrants liability			$7,055

The following table summarizes fair value measurements by level as of December 31, 2012, for the Company’s level 3 financial liability measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3
Private placement warrants liability			$3,666

The following table summarizes the change in the estimated fair value of the Company’s Level 3 financial instrument as of March 31, 2013:

Balance at December 31, 2012	$3,666
Fair value of private placement warrants exercised	(1,457)
Increase in the value of private placement warrants	4,846

Balance at March 31, 2013	$7,055

For the three months ended March 31, 2013 and March 31, 2012, the Company recognized an expense of $4,846,000 and $593,000, respectively, due to an increase in the estimated fair value of the Company’s Private Placement Warrants that are recorded as a liability on the Company’s unaudited condensed consolidated balance sheet. These expenses were recorded as “Other expense, net” on the Company’s unaudited condensed consolidated statement of operations for the respective periods.

Financial assets and liabilities not measured at fair value

As of March 31, 2013 and December 31, 2012, the Company’s revolving line of credit (including accrued interest recorded under accrued liabilities) recorded on the unaudited condensed consolidated balance sheets were carried at cost. The carrying value of the revolving line of credit approximates fair value because the interest rates fluctuate with market interest rates or the fixed rates approximate current rates offered to the Company for debt with similar terms and maturities, and the Company’s credit profile has not changed significantly since the origination of these financial liabilities. Under ASC Topic 825, Financial Instruments, these financial liabilities are defined as Level 2 in the three-level valuation hierarchy, as the inputs to their valuation are market observable.

7. Fair value of financial instruments

As of December 31, 2012 and 2011, the Company measured its financial assets and liabilities under the amended ASC Topic 820, Fair Value Measurements and Disclosures of the Accounting Standards Codification, which defines fair value as the price that would be received to sell an asset or paid to transfer a liability (i.e., exit price) in an orderly transaction between market participants at the measurement date. It also establishes a three-level valuation hierarchy for disclosures of fair value measurement as follows:

Level 1 — quoted prices in active markets for identical assets or liabilities,

Level 2 — other significant observable inputs for the assets or liabilities through corroborations with market data at the measurement date, and

Level 3 — significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

Private placement warrants liability

As of December 31, 2012 and 2011, the Company’s Private Placement Warrants were measured at fair value under ASC Topic 820, Fair Value Measurements and Disclosures of the Accounting Standards Codification. See Note 3, “Reverse recapitalization of The W Group, private placement, reverse split and migratory merger,” for further details describing these warrants. The Company’s liability for the Private Placement Warrants is measured at fair value based on unobservable inputs, and thus is considered a Level 3 financial instrument. The Company analyzes financial instruments with features of both liabilities and equity under ASC 480, Distinguishing Liabilities from Equity and ASC 815, Derivatives and Hedging.

As of December 31, 2012, the Company estimated the fair value of its Private Placement Warrants with a publicly traded stock pricing approach using the Black-Scholes option pricing model. The inputs of the Black-Scholes option pricing model included the market value of the Company’s common stock, exercise price, risk-free interest rate, estimated price volatility, term, and dividend yield. The market value of the Company’s common stock was $16.18 per share, its closing price on December 31, 2012, the date of the valuation. The Black-Scholes method utilized the following assumptions: a remaining contractual term of 3.33 years, a volatility factor of 45% (representing the upper end of the range of implied volatility of publicly traded call options of benchmark companies), a risk-free interest rate of 0.42% and a zero dividend yield. The resulting warrant valuation as of December 31, 2012, was discounted by 15%, reflecting the fact that the Private Placement Warrants are not directly traded and are burdened by a lack of marketability. If all other assumptions are held constant, the recorded liability of the private placement warrants would increase or decrease by approximately $400,000 due to a 10% change in the enterprise value of the company based on the Black-Scholes option pricing model.

As of December 31, 2011, the fair value of the Private Placement Warrants was also estimated using the Black-Scholes option pricing model. However, due to the limited trading activity in the Company’s common stock and other attributes suggesting that the publicly traded stock pricing approach did not reflect a reasonably accurate estimate of the Company’s stock price, the fair value of the Company’s common stock was established through multiple valuation techniques, including (a) the income approach in the form of the discounted cash flow (“DCF”) method and (b) the market approach in the form of (i) the guideline public company method and (ii) the merger and acquisition method.

For the guideline public company method, the Company selected a group of publicly-traded companies that are similar in size, industry, growth stage, or business model. The valuation multiples considered for providing indicated values was the ratio of enterprise value to the last twelve months’ and estimated future earnings before interest, income taxes, depreciation and amortization (“EBITDA”) and the ratio of the market value of equity (“MVE”) to the last twelve months’ and estimated future net income. Both enterprise value and MVE of each guideline public company were calculated based on closing stock prices as of the valuation date.

For the merger and acquisition method, the Company considered information available on three recent transactions involving acquisitions of companies that are similar in size, industry, or business model. The valuation multiples considered for providing indicated values were the ratio of enterprise value to the last twelve months’ EBITDA. The enterprise values of the acquired companies were calculated by adding the equity purchase price to the debt in place as set forth in each company’s balance sheet (net of cash acquired).

After establishing the enterprise value, the Company’s net outstanding debt was deducted to determine the Company’s total equity value. Total equity value was then allocated among the securities that comprise the Company’s capital structure using the Black-Scholes method, as described in the American Institute of Certified Public Accountants Practice Aid, “Valuation of Privately-Held Company Equity Securities Issued as Compensation” (AICPA Practice Aid). In addition to the total equity value, the Black-Scholes method utilized the following assumptions as of December 31, 2011: an aggregate exercise price of $127.6 million (which reflects the public equivalent value of equity necessary for the Private Placement Warrants to accrue value, which is calculated based on the number of shares of the Company’s common stock issued and outstanding plus the number of shares underlying the Private Placement Warrants, multiplied by the $13.00 per share strike price for the Private Placement Warrants), a remaining contractual term of 4.33 years, an assessment of the risk-free interest rate of 0.6%, an anticipated volatility factor of 60.0% (representing the upper end of the range of implied volatility of publicly traded call options of benchmark companies), and a zero dividend yield.

The resulting stock and warrant valuations as of December 31, 2011, were each discounted by 15%, reflecting an assessment of the trading activity of the Company common stock and the implied trading activity of the Private Placement Warrants. The suggested value from the Black-Scholes method reflected a fully marketable security that was not burdened by limited marketability; however, the Company’s common stock (and by extension the Private Placement Warrants) did not have regular trading activity. Therefore, the Company considered it necessary to incorporate a discount to reflect the limited liquidity associated with the Private Placement Warrants.

The following table summarizes fair value measurements by level as of December 31, 2012, for the Company’s level 3 financial liability measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3
Private placement warrants liability			$3,666

The following table summarizes fair value measurements by level as of December 31, 2011, for the Company’s level 3 financial liability measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3
Private placement warrants liability			$3,270

The following table summarizes the change in the estimated fair value of the Company’s Level 3 financial instrument for the year ended December 31, 2012:

Balance at December 31, 2011	$3,270
Change in the value of private placement warrants liability	448
Change due to exercise of private placement warrants	(52)

Balance at December 31, 2012	$3,666

The following table summarizes the change in the estimated fair value of the Company’s Level 3 financial instrument for the year ended December 31, 2011:

Balance at December 31, 2010	$—
Private placement warrants issued	2,888
Change in the value of private placement warrants	382

Balance at December 31, 2011	$3,270

Financial assets and liabilities not measured at fair value

As of December 31, 2012 and 2011, the Company’s revolving line of credit (including accrued interest recorded under accrued liabilities) and notes payable recorded on the consolidated balance sheets were carried at cost. The carrying value of the revolving line of credit and notes payable obligations approximate fair value because the interest rates fluctuate with market interest rates or the fixed rates approximate current rates offered to the Company for debt with similar terms and maturities, and the Company’s credit rating has not changed significantly since the origination of these financial liabilities. Under ASC Topic 825, Financial Instruments, these financial liabilities are defined as Level 2 in the three-level valuation hierarchy, as the inputs to their valuation are market observable.